UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
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           New York, NY  10022
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Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            02/14/07
       ------------------------   ------------------------------  ----------







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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:           $521,864
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

         Name of          Title of            Value    Shrs of    SH/   PUT/  Investmen Other
          Issuer          Class    CUSIP    (x1000)     PRN AMT   PRN   CALL  DiscretioManager Sole Shared
AMERICA FIRST APT INVESTOR COM   02363X104    4305      235263                  Sole           Sole
APARTMENT INV & MGMT CO    COM   04738R101    94478     1686500                 Sole           Sole
DCT INDUSTRIAL TRUST       COM   233153105    2950      250000                  Sole           Sole
EASTGROUP PROPERTIES INC   COM   277276101    8646      161420                  Sole           Sole
EQUITY OFFICE PROPERTIES   COM   294741103    35492     736800                  Sole           Sole
HIGHWOODS PROPERTIES INC   COM   431284108    7512      184300                  Sole           Sole
HOME PROPERTIES INC        COM   437306103    34857     588100                  Sole           Sole
NATIONAL HEALTH REALTY     COM   635905102    2135       88969                  Sole           Sole
POST PROPERTIES INC        COM   737464107   102335     2239287                 Sole           Sole
RAMCO-GERSHON PPTYS        COM   751452202    26465     693900                  Sole           Sole
PREPUBLIC PROPERTY TRUST   COM   760737106    25983     2251600                 Sole           Sole
SIX FLAGS INC              COM   83001P109    8367      1596700                 Sole           Sole
STRATEGIC HOTELS AND RESOR COM   86272T106    25904     1188800                 Sole           Sole
STRATUS PPTYS INC          COM   863167201    17838     557429                  Sole           Sole
SUN COMMUNITIES            COM   866674104    55179     1705148                 Sole           Sole
TAUBMAN CENTERS INC        COM   876664103    22414     440700                  Sole           Sole
THOMAS PROPERTY GROUP      COM   884453101    45632     2850200                 Sole           Sole
URSTADT BIDDLE PROPERTIES  COM   917286205    1373       71900                  Sole           Sole